Financial risk management - Disclosure Of Estimated Changes In Interest Rates (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Increase Decrease In 25 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	S/ 9,381	S/ 10,091
Sensitivity of other net comprehensive income	108,457	149,172
Increase Decrease In 50 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	18,762	20,182
Sensitivity of other net comprehensive income	217,095	298,698
Increase Decrease In 50 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	40,539	20,858
Sensitivity of other net comprehensive income	388,047	363,643
Increase Decrease In 75 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	28,143	30,274
Sensitivity of other net comprehensive income	326,095	448,883
Increase Decrease In 75 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	60,809	31,287
Sensitivity of other net comprehensive income	582,844	546,431
Increase Decrease In 100 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	37,524	40,365
Sensitivity of other net comprehensive income	435,640	600,165
Increase Decrease In 100 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	81,079	41,716
Sensitivity of other net comprehensive income	778,196	729,860
Increase Decrease In 150 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	121,618	62,574
Sensitivity of other net comprehensive income	S/ 1,171,915	S/ 1,100,408